Other Assets - Customer Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer financing receivables, net
Customer financing receivables, gross	$ 332
Customer financing receivables, net, current	170	$ 232
Customer financing receivables, net, non-current	92	84
Customer portfolio segment
Customer financing receivables, net
Customer financing receivables, gross, current	220	275
Customer financing receivables, gross, non-current	111	91
Customer financing receivables, gross	332	365
Allowance for credit losses, current	(51)	(43)
Allowance for credit losses, non-current	(20)	(7)
Allowance for credit losses	(71)	(50)	$ (32)	$ (29)
Customer financing receivables, net, current	170	232
Customer financing receivables, net, non-current	$ 92	$ 84